Events after the reporting date (Details) - Entering into significant commitments or contingent liabilities $ in Millions	1 Months Ended
Jan. 31, 2021 USD ($) m²
Disclosure of non-adjusting events after reporting period [line items]
Lease term	10 years
Lease area (in square meters) | m²	1,100
Lease term for which payments are fixed	5 years
Aggregate minimum lease payments over the first five years | $	$ 2.4
Minimum
Disclosure of non-adjusting events after reporting period [line items]
Lease rent escalation percent	2.00%
Maximum
Disclosure of non-adjusting events after reporting period [line items]
Lease rent escalation percent	4.00%